UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number   811-04760

DWS Advisor Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

NY Tax Free Money Fund

Investment Class

Tax Free Money Fund Investment

Annual Report to

Shareholders

December 31, 2010

Contents
3 Portfolio Management Review
7 Information About Each Fund's Expenses
NY Tax Free Money Fund
9 Portfolio Summary
10 Investment Portfolio
13 Statement of Assets and Liabilities
14 Statement of Operations
15 Statement of Changes in Net Assets
17 Financial Highlights
Tax Free Money Fund Investment
18 Portfolio Summary
19 Investment Portfolio
25 Statement of Assets and Liabilities
26 Statement of Operations
27 Statement of Changes in Net Assets
29 Financial Highlights
31 Notes to Financial Statements
37 Report of Independent Registered Public Accounting Firm
38 Tax Information
39 Investment Management Agreement Approval
48 Summary of Management Fee Evaluation by Independent Fee Consultant
52 Summary of Administrative Fee Evaluation by Independent Fee Consultant
53 Board Members and Officers
58 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the funds' $1.00 share price. The credit quality of the funds' holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the funds' share price. The funds' share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the funds may have a significant adverse effect on the share prices of all classes of shares of the funds. See the prospectus for specific details regarding the funds' risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

Tax Free Funds: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Advisor Funds (the "Trust''). DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

DWS Investments is the retail brand name in the US for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

Market Overview

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

At the start of 2010, the money market yield curve began to change configuration as — for the first time in 12 months — short-term money market rates rose somewhat.1 The slight increase in rates came in response to several market dynamics, including Congress' raising of the nation's debt ceiling and political and budgetary concerns within peripheral countries in the Eurozone.2 By mid-June 2010, the crisis in Europe had eased somewhat as the European Central Bank and the International Monetary Fund collaborated in order to offer loans and liquidity facilities to banks in fiscally troubled countries such as Greece, Spain and Italy. In September, investors responded positively to US Federal Reserve Board (the Fed) Chairman Bernanke's statement that the Fed would take additional steps in the form of "quantitative easing" to prop up the US economy as needed. By the close of the year, the yield curve began to steepen — as fixed-income issues sold off — in response to improved economic data and investor anxiety over possible inflationary pressures.

Positive Contributors to Fund Performance

We were able to maintain a competitive tax-free yield for the funds during the period. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

For NY Tax Free Money Fund, we sought to balance higher yield with top quality by maintaining a strong position in floating-rate securities as we took advantage of comparatively higher floating-rate interest coupons during the past 12-month period. The interest rate of floating-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.3 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. We also purchased one- and seven-day tax-exempt commercial paper during the period, and avoided investing in any securities that lacked a letter of credit or a similar guarantee/credit enhancement. Over time, we took advantage of some opportunities farther out on the yield curve in order to enhance performance.

Within Tax Free Money Fund Investment, we also invested the majority of portfolio assets during the past 12-month period in floating-rate securities, avoiding states that have been hit hard by the financial crisis, including California and Illinois. In addition, we sought to purchase essential-service issues from states with solid credit, including Massachusetts, Texas and Virginia.

Negative Contributors to Fund Performance

The types of securities that we were investing in tended to have lower tax-exempt yields than issues carrying more risk. We preferred to be cautious during a time of market fluctuation. In the end this cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Despite a slight rise in rates early in 2010, we continue to foresee an artificially low interest rate environment going forward because of declining money market instrument supply, a large number of money market issues maturing with principal needing to be reinvested, and continued demand from investors seeking principal stability and safety.

Regarding New York's finances, though we believe the state's fiscal situation will remain under stress in 2011, we look for increasing financial stability there over the coming months. There are certainly a number of municipalities where tax receipts are and will remain severely curtailed for the foreseeable future, and we will avoid investing in those credits. However, we think that on the whole New York State is entering a period of healing and restoration. A lot of the anticipated improvement should be driven by better conditions for Wall Street and New York City. Overall, we believe that municipalities throughout the state are making the tough decisions to balance their books. We will continue to closely monitor New York's budget situation in the coming months.

Nationally, though many states are facing serious fiscal difficulties, we are optimistic here as well that most states, cities and towns will make the necessary and prudent decisions needed in order to balance their budgets. Severe difficulties for the US housing market will continue to pose a serious obstacle to returning to a more normal economy, but we look for pockets of increased growth in portions of the country in the coming months.

We continue our insistence on the highest credit quality within the funds. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive tax-free yield for our shareholders.

Fund Performance

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
7-Day Current Yield — NY Tax Free Money Fund — Investment Class
December 31, 2010	.01%*
December 31, 2009	.01%*

* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been -0.33% as of December 31, 2010 and -0.23% as of December 31, 2009.
7-Day Current Yield — Tax Free Money Fund Investment — Premier Shares
December 31, 2010	.01%**
December 31, 2009	.01%**

** The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been -0.33% as of December 31, 2010 and -0.33% as of December 31, 2009.
7-Day Current Yield — Tax Free Money Fund Investment — Institutional Shares
December 31, 2010	.30%***
December 31, 2009	.14%***

*** The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been -0.11% as of December 31, 2010 and -0.17% as of December 31, 2009.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at (800) 730-1313 for the product's most recent month-end performance.

1 The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

2 The Eurozone refers to a currency union among the European Union member states that have adopted the euro as their sole currency.

3 The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees, and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2010 to December 31, 2010).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

NY Tax Free Money Fund
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2010
Actual Fund Return	Investment Class
Beginning Account Value 7/1/10	$1,000.00
Ending Account Value 12/31/10	$1,000.50
Expenses Paid per $1,000*	$1.92
Hypothetical 5% Fund Return	Investment Class
Beginning Account Value 7/1/10	$1,000.00
Ending Account Value 12/31/10	$1,023.29
Expenses Paid per $1,000*	$1.94

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Investment Class
NY Tax Free Money Fund	.38%

For more information, please refer to the Fund's prospectus.

Tax Free Money Fund Investment
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2010
Actual Fund Return	Premier Shares	Institutional Shares
Beginning Account Value 7/1/10	$1,000.00	$1,000.00
Ending Account Value 12/31/10	$1,000.20	$1,001.20
Expenses Paid per $1,000*	$2.37	$1.41
Hypothetical 5% Fund Return	Premier Shares	Institutional Shares
Beginning Account Value 7/1/10	$1,000.00	$1,000.00
Ending Account Value 12/31/10	$1,022.84	$1,023.79
Expenses Paid per $1,000*	$2.40	$1.43

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Premier Shares	Institutional Shares
Tax Free Money Fund Investment	.47%	.28%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

NY Tax Free Money Fund
Asset Allocation (As a % of Investment Portfolio)	12/31/10	12/31/09

Municipal Investments Municipal Variable Rate Demand Notes	75%	89%
Municipal Bonds and Notes	25%	11%
	100%	100%

Weighted Average Maturity

NY Tax Free Money Fund	47 days	39 days
iMoneyNet State Specific Retail Money Funds Average*	32 days	30 days

* The Fund is compared to its respective iMoneyNet Category: State Specific Retail Money Funds Average — Category consists of all retail and institutional state-specific money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. Consists of all funds in the Retail and State-Specific Retail categories.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for more contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of December 31, 2010

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New York 84.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue,The College of Saint Rose, Series A, 0.55%*, 7/1/2037, INS: NATL, LOC: Bank of America NA	2,000,000	2,000,000
Amherst, NY, Central School District, Bond Anticipation Notes, 1.5%, 8/4/2011	4,000,000	4,023,437
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delware Ave. LLC Project, Series A, AMT, 0.4%*, 9/1/2033, LOC: Hudson River Bank & Trust Co.	3,945,000	3,945,000
Broome County, NY, Industrial Development Agency, Civic Facility Revenue, Elizabeth Church Manor, 0.65%*, 2/1/2029, LOC: Sovereign Bank FSB	3,250,000	3,250,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.5%*, 10/1/2045, GTY: The Goldman Sachs & Co., LIQ: The Goldman Sachs & Co.	3,295,000	3,295,000
Long Island, NY, Power Authority, Electric Systems Revenue, Series 3A, 0.35%*, 5/1/2033, LOC: JPMorgan Chase Bank & Landesbank Baden-Wurttemberg	2,020,000	2,020,000
Nassau County, NY, Industrial Development Agency Revenue, Series 75G, 144A, AMT, 0.26%*, 12/1/2033, GTY: The Goldman Sachs & Co., LIQ: The Goldman Sachs & Co.	1,095,000	1,095,000
New York, Liberty Development Corp. Revenue, World Trade Center, Series A-2, 144A, 0.32%, Mandatory Put 5/5/2011@100, 12/1/2049	4,000,000	4,000,000
New York, Metropolitan Transportation Authority Revenue, Series 2-B, 0.33%*, 2/4/2011, LOC: Barclays Bank PLC	3,500,000	3,500,000
New York, Metropolitan Transpotation Authority, 0.32%, 1/6/2011	3,000,000	3,000,000
New York, Nassau Health Care Corp. Revenue, 0.32%*, 8/1/2029, LOC: Wachovia Bank NA	2,900,000	2,900,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722, 144A, 0.34%*, 7/1/2016, LIQ: Citibank NA	1,000,000	1,000,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.38%*, 7/1/2031, LOC: Bank of America NA	1,175,000	1,175,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 4.0%, 3/15/2011	350,000	352,525
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.33%*, 5/15/2036, INS: Fannie Mae, LIQ: Fannie Mae	2,300,000	2,300,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.36%*, 5/15/2036, INS: Fannie Mae, LIQ: Fannie Mae	1,250,000	1,250,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 157, 0.45%*, 4/1/2047, SPA: Dexia Credit Local	3,300,000	3,300,000
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 0.38%*, 1/1/2037, LOC: ING Bank NV	1,600,000	1,600,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series AA-3, 0.41%*, 6/15/2032, SPA: Dexia Credit Local	1,600,000	1,600,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 0.39%*, 3/1/2025, LOC: Wilber National Bank	475,000	475,000
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Dominican College Project, Series B, 0.33%*, 5/1/2035, LOC: TD Bank NA	2,870,000	2,870,000
Suffolk County, NY, Tax Anticipation Notes:
2.0%, 9/13/2011	2,750,000	2,781,127
3.0%, 8/11/2011	2,200,000	2,231,999
Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp., Series C, 0.78%*, 9/15/2037, GTY: Kingston Regional Senior Living Corp., LOC: Sovereign Bank FSB	2,850,000	2,850,000
		56,814,088
Puerto Rico 15.1%
Commonwealth of Puerto Rico, Public Improvement, Series A, Prerefunded 7/1/2011 @ 100, 5.125%, 7/1/2031	500,000	511,933
Puerto Rico, Commonwealth Highway & Transportation Authority Revenue:
Series DCL 019, 144A, 0.43%*, 1/1/2029, INS: AGMC, LIQ: Dexia Credit Local, LOC: Dexia Credit Local	2,500,000	2,500,000
Series PT 3189, 144A, 0.47%*, 7/1/2041, GTY: Dexia Credit Local, INS: AMBAC & CIFG, LIQ: Dexia Credit Local	1,945,000	1,945,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.44%*, 12/1/2030	1,800,000	1,800,000
Puerto Rico, Municipal Finance Agency, Series PT 3326, 144A, 0.47%*, 8/1/2021, INS: CIFG, GTY: Dexia Credit Local, LIQ: Dexia Credit Local	3,320,000	3,320,000
		10,076,933

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $66,891,021)+	100.0	66,891,021
Other Assets and Liabilities, Net	(0.0)	(5,371)
Net Assets	100.0	66,885,650

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and shown at their current rates as of December 31, 2010.

+ The cost for federal income tax purposes was $66,891,021.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

CIFG: CIFG Assurance North America, Inc.

FSB: Federal Savings Bank

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$66,891,021	$—	$66,891,021
Total	$—	$66,891,021	$—	$66,891,021

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the year ended December 31, 2010.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2010
Assets	NY Tax Free Money Fund
Investment in securities, valued at amortized cost	$66,891,021
Receivable for investments sold	20,000
Receivable for Fund shares sold	7,296
Interest receivable	99,560
Due from Advisor	1,922
Other assets	18,772
Total assets	67,038,571
Liabilities
Cash overdraft	24,386
Payable for Fund shares redeemed	6,954
Distributions payable	249
Other accrued expenses and payables	121,332
Total liabilities	152,921
Net assets, at value	$66,885,650
Net Assets Consist of
Undistributed net investment income	6,122
Accumulated net realized gain (loss)	(1,458)
Paid-in capital	66,880,986
Net assets, at value	$66,885,650
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($52,220,359 ÷ 52,234,473 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$1.00
Tax-Exempt New York Money Market Fund Net Asset Value, offering and redemption price per share ($14,665,291 ÷ 14,669,255 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2010
Investment Income	NY Tax Free Money Fund
Income: Interest	$296,601
Expenses: Management fee	107,329
Administration fee	89,441
Services to shareholders	141,770
Distribution and service fees	205,104
Custodian fee	6,857
Legal fees	9,955
Audit and tax fees	48,741
Trustees' fees and expenses	3,781
Reports to shareholders	42,384
Registration fees	64,293
Total expenses before expense reductions	719,655
Expense reductions	(431,616)
Total expenses after expense reductions	288,039
Net investment income	8,562
Net realized gain (loss) from investments	(1,458)
Net increase (decrease) in net assets resulting from operations	$7,104

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
NY Tax Free Money Fund
Increase (Decrease) in Net Assets	Years Ended December 31,
	2010	2009
Operations: Net investment income	$8,562	$468,992
Net realized gain (loss) from investments	(1,458)	1,216
Net increase (decrease) in net assets resulting from operations	7,104	470,208
Distributions to shareholders from: Net investment income: Investment Class	(34,640)	(239,591)
Tax-Exempt New York Money Market Fund	(11,424)	(235,456)
Total distributions	(46,064)	(475,047)
Fund share transactions: Investment Class Proceeds from shares sold	152,063,298	245,632,545
Reinvestment of distributions	13,479	74,528
Cost of shares redeemed	(181,024,504)	(281,941,093)
Net increase (decrease) in net assets from Investment Class share transactions	(28,947,727)	(36,234,020)
Tax-Exempt New York Money Market Fund Proceeds from shares sold	52,678,839	199,311,896
Reinvestment of distributions	11,412	234,913
Cost of shares redeemed	(66,083,450)	(354,331,113)
Net increase (decrease) in net assets from Tax-Exempt New York Money Market Fund share transactions	(13,393,199)	(154,784,304)
Increase (decrease) in net assets	(42,379,886)	(191,023,163)
Net assets at beginning of period	109,265,536	300,288,699
Net assets at end of period (including undistributed net investment income of $6,122 and $43,624, respectively)	$66,885,650	$109,265,536

The accompanying notes are an integral part of the financial statements.
Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
Other Information	Years Ended December 31,
	2010	2009
Investment Class
Shares outstanding at beginning of period	81,182,200	117,416,220
Shares sold	152,063,298	245,632,545
Shares issued to shareholders in reinvestment of distributions	13,479	74,528
Shares redeemed	(181,024,504)	(281,941,093)
Net increase (decrease) in Fund shares from Investment Class share transactions	(28,947,727)	(36,234,020)
Shares outstanding at end of period	52,234,473	81,182,200
Tax-Exempt New York Money Market Fund
Shares outstanding at beginning of period	28,062,454	182,846,758
Shares sold	52,678,839	199,311,896
Shares issued to shareholders in reinvestment of distributions	11,412	234,913
Shares redeemed	(66,083,450)	(354,331,113)
Net increase (decrease) in Fund shares from Tax-Exempt New York Money Market Fund share transactions	(13,393,199)	(154,784,304)
Shares outstanding at end of period	14,669,255	28,062,454

The accompanying notes are an integral part of the financial statements.

Financial Highlights
NY Tax Free Money Fund Investment Class
Years Ended December 31,	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	*	.002		.017		.029		.027
Net realized gain (loss)	(.000	)*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.002		.017		.029		.027
Less distributions from: Net investment income	(.001)		(.002)		(.017)		(.029)		(.027)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.06	a	.22	a	1.76		2.94	a	2.71	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		81		117		78		55
Ratio of expenses before expense reductions (%)	.78		.84		.72		.76		.98
Ratio of expenses after expense reductions (%)	.32		.43		.72		.75		.75
Ratio of net investment income (%)	.01		.29		1.68		2.89		2.67
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005 per share.

Portfolio Summary

Tax Free Money Fund Investment
Asset Allocation (As a % of Investment Portfolio)	12/31/10	12/31/09

Municipal Investments Municipal Variable Rate Demand Notes	68%	69%
Municipal Bonds and Notes	32%	31%
	100%	100%

Weighted Average Maturity

Tax Free Money Fund Investment	37 days	48 days
iMoneyNet National Retail Tax Free Money Funds Average*	30 days	31 days

* The Fund is compared to its respective iMoneyNet Category: National Retail Tax Free Money Funds Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months or less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 19. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for more contact information.

Following the Funds' fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of December 31, 2010

Tax Free Money Fund Investment
	Principal Amount ($)	Value ($)

Municipal Investments 99.7%
Alabama 1.8%
Alabama, Huntsville-Randolph School, Educational Building Authority Lease Revenue, Randolph School Project, 0.75%*, 2/1/2038, LOC: Compass Bank	2,900,000	2,900,000
Arizona 2.7%
Arizona, Board of Regents, State University Systems Revenue, Series A, 0.28%*, 7/1/2034, LOC: Lloyds TSB Bank PLC	4,415,000	4,415,000
California 0.9%
California, Statewide Communities Development Authority Revenue, Butte County, Series A-1, 2.0%, 6/30/2011	1,400,000	1,409,741
Colorado 1.1%
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 0.48%*, 8/1/2017, LOC: Wells Fargo Bank NA	1,720,000	1,720,000
Delaware 0.5%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.47%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	728,000	728,000
District of Columbia 1.9%
District of Columbia, Family & Child Services Revenue, 0.54%*, 7/1/2041, LOC: Bank of America NA	3,070,000	3,070,000
Florida 0.7%
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.35%*, 3/1/2030, LOC: Northern Trust Co.	1,110,000	1,110,000
Georgia 2.4%
Fulton County, GA, Development Authority Revenue, Georgia Tech Atletic Association Project, Series A, 0.3%, Mandatory Put 3/1/2011 @100, 10/1/2038, LOC: Northern Trust Co.	3,500,000	3,500,000
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.38%*, 1/1/2048, LOC: Dexia Credit Local	500,000	500,000
		4,000,000
Hawaii 1.7%
Maui County, HI, General Obligation, Series B, 3.0%, 6/1/2011	2,675,000	2,704,458
Illinois 9.1%
Channahon, IL, Morris Hospital Revenue:
Series A, 0.36%*, 12/1/2023, LOC: US Bank NA	1,330,000	1,330,000
Series D, 0.36%*, 12/1/2032, LOC: US Bank NA	1,465,000	1,465,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-1, 0.38%*, 3/1/2026, LOC: Harris Trust & Savings Bank	5,400,000	5,400,000
Illinois, Education Facility Authority Revenue, Series N, 0.3%, 1/13/2011	1,915,000	1,915,000
Illinois, Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.44%*, 11/1/2037, LOC: LaSalle Bank NA	2,500,000	2,500,000
Illinois, Finance Authority Revenue, Clare Oaks, Series D, 0.8%*, 11/1/2040, LOC: Sovereign Bank FSB	1,300,000	1,300,000
University of Illinois Revenue, "A", 144A, 0.35%*, 4/1/2035, INS: NATL, LIQ: Citibank NA	1,100,000	1,100,000
		15,010,000
Iowa 0.6%
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 0.4%*, 9/1/2015, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
Kansas 0.3%
Overland Park, KS, Development Corp. Revenue, Series A, Prerefunded 1/1/2011 @ 101, 7.375%, 1/1/2032	495,000	499,950
Kentucky 5.9%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.32%*, 3/1/2030, LOC: US Bank NA	2,485,000	2,485,000
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative:
Series B-1, 0.9%*, 10/15/2014, SPA: National Rural Utilities Cooperative Finance Corp.	1,700,000	1,700,000
Series B-2, 0.9%*, 10/15/2014, SPA: National Rural Utilities Cooperative Finance Corp.	1,150,000	1,150,000
Series B-3, 0.9%*, 10/15/2014, SPA: National Rural Utilities Cooperative Finance Corp.	4,375,000	4,375,000
		9,710,000
Maryland 0.2%
Maryland, State Capital Improvement, Series A, 5.25%, 2/15/2011	300,000	301,819
Massachusetts 13.2%
Falmouth, MA, Revenue Anticipation Notes, 1.5%, 3/4/2011	4,000,000	4,005,114
Massachusetts, Bay Transportation, 0.35%, 1/20/2011	3,125,000	3,125,000
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A-1, 0.42%*, 7/1/2021, SPA: JP Morgan Chase Bank	1,500,000	1,500,000
Massachusetts, State Development Finance Agency Revenue, Greater Boston Food Bank, Series A, 144A, 0.42%*, 7/1/2038, LOC: Bank of America NA	1,390,000	1,390,000
Massachusetts, State Development Finance Agency Revenue, Groton School, 144A, 0.32%*, 3/1/2034, SPA: US Bank NA	2,000,000	2,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 0.31%*, 11/1/2035	4,295,000	4,295,000
Massachusetts, State Water Resources Authority, Series DCL-004, 144A, 0.43%*, 2/1/2032, INS: AGMC, LIQ: Dexia Credit Local, LOC: Dexia Credit Local	5,435,000	5,435,000
		21,750,114
Michigan 2.7%
Michigan, Finance Authority Revenue, State Aid Notes, Series D-3, 144A, 2.0%, 8/22/2011, LOC: Scotiabank	2,000,000	2,021,002
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 0.35%*, 11/1/2030, LOC: Comerica Bank	780,000	780,000
Michigan, Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2011	1,630,000	1,685,958
		4,486,960
Minnesota 0.4%
University of Minnesota, Special Purpose Revenue, Biomedical Science Research Facilities Funding Program, Series A, 3.0%, 8/1/2011	695,000	705,468
New Jersey 3.0%
New Jersey, Economic Development Authority Revenue, Princeton Montessori Society, 0.65%*, 6/1/2038, LOC: Sovereign Bank FSB	5,000,000	5,000,000
New York 18.7%
Albany, NY, Industrial Development Agency, Civic Facility Revenue,The College of Saint Rose, Series A, 0.55%*, 7/1/2037, INS: NATL, LOC: Bank of America NA	3,500,000	3,500,000
Broome County, NY, Industrial Development Agency, Civic Facility Revenue, Elizabeth Church Manor, 0.65%*, 2/1/2029, LOC: Sovereign Bank FSB	845,000	845,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home Co., 0.34%*, 12/1/2040, LOC: HSBC Bank USA NA	4,990,000	4,990,000
New York, Liberty Development Corp. Revenue, World Trade Center, Series A-2, 144A, 0.32%, Mandatory Put 5/5/2011 @ 100, 12/1/2049	4,000,000	4,000,000
New York, Metropolitan Transportation Authority Revenue, Series 2-B, 0.33%*, 2/4/2011, LOC: Barclays Bank PLC	3,500,000	3,500,000
New York, Metropolitan Transpotation Authority, 0.32%, 1/6/2011	7,000,000	7,000,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722, 144A, 0.34%*, 7/1/2016, LIQ: Citibank NA	1,200,000	1,200,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Grace Church School Project, 0.37%*, 6/1/2036, LOC: Wachovia Bank NA	3,150,000	3,150,000
Suffolk County, NY, Tax Anticipation Notes, 3.0%, 8/11/2011	2,000,000	2,029,090
Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living, Series C, 0.78%*, 9/15/2037, GTY: Kingston Regional Senior Living Corp., LOC: Sovereign Bank FSB	600,000	600,000
		30,814,090
Ohio 6.7%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.36%*, 12/1/2032, LOC: KBC Bank NV	5,050,000	5,050,000
Cuyahoga County, OH, Housing Revenue, Euclid Avenue Housing Corp., Series A, 0.32%*, 8/1/2042, LOC: PNC Bank NA	6,000,000	6,000,000
		11,050,000
Oregon 3.4%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/30/2011	5,500,000	5,543,574
Puerto Rico 0.7%
Puerto Rico, Municipal Finance Agency, Series 3326, 0.47%*, 8/1/2021, GTY: Dexia Credit Local, INS: CIFG	1,200,000	1,200,000
South Carolina 3.0%
South Carolina, State School Facilities, Series A, 5.0%, 1/1/2011	5,000,000	5,000,000
South Dakota 2.9%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.4%*, 8/1/2029	4,830,000	4,830,000
Texas 4.5%
Harris County, TX, Capital Appreciation, Toll Road, Series A, 0.49%**, 8/15/2011, INS: NATL	1,000,000	996,968
Harris County, TX, General Obligation, 0.29%, 2/3/2011	700,000	700,000
Mansfield, TX, Independent School District, Series 3825, 144A, 0.34%*, 8/15/2016, LIQ: JPMorgan Chase & Co.	2,500,000	2,500,000
North East, TX, Independent School District, Series 2355, 144A, 0.34%*, 8/1/2015, LIQ: JPMorgan Chase Bank	1,180,000	1,180,000
Texas, State Tax & Revenue Anticipation Notes, Series 3813, 144A, 0.32%*, 8/31/2011, LIQ: JPMorgan Chase Bank	2,000,000	2,000,000
		7,376,968
Virginia 2.5%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.38%*, 10/1/2037, LOC: Branch Banking & Trust	1,030,000	1,030,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond, Series B, 0.35%, Mandatory Put 2/1/2010 @ 100, 2/26/2039	3,100,000	3,100,000
		4,130,000
Washington 7.0%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.42%*, 9/1/2035, LOC: US Bank NA	1,575,000	1,575,000
Snohomish County, WA, Limited Tax, Prerefunded 12/1/2011 @ 100, 5.375%, 12/1/2019, INS: NATL	1,780,000	1,860,300
Washington, State General Obligation, Series C, Prerefunded 1/1/2011 @ 100, 5.25%, 1/1/2018	1,000,000	1,000,000
Washington, State Housing Finance Commission, Nonprofit Housing Revenue, Emerald Heights Project, 0.36%*, 7/1/2033, LOC: Bank of America NA	7,000,000	7,000,000
		11,435,300
Wyoming 1.2%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series A, 0.46%*, 7/1/2014, LOC: National Rural Utilities Cooperative Finance Corp.	2,000,000	2,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $163,901,442)+	99.7	163,901,442
Other Assets and Liabilities, Net	0.3	574,494
Net Assets	100.0	164,475,936

* Variable demand rate notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2010.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $163,901,442.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

CIFG: CIFG Assurance North America, Inc.

FSB: Federal Savings Bank

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$163,901,442	$—	$163,901,442
Total	$—	$163,901,442	$—	$163,901,442

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the year ended December 31, 2010.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2010
Assets	Tax Free Money Fund Investment
Investment in securities, valued at amortized cost	$163,901,442
Cash	4,667,446
Receivable for investments sold	15,000
Interest receivable	390,917
Due from Advisor	66,964
Other assets	15,568
Total assets	169,057,337
Liabilities
Payable for investments purchased	4,415,916
Accrued management fee	18,430
Distributions payable	1,275
Other accrued expenses and payables	145,780
Total liabilities	4,581,401
Net assets, at value	$164,475,936
Net Assets Consist of
Undistributed net investment income	9,948
Accumulated net realized gain (loss)	(50)
Paid-in capital	164,466,038
Net assets, at value	$164,475,936
Net Asset Value
Premier Shares Net Asset Value, offering and redemption price per share ($164,470,912 ÷ 164,460,097 shares outstanding, $.001 par value, unlimited number of shares authorized)	$1.00
Institutional Shares Net Asset Value, offering and redemption price per share ($5,024 ÷ 5,024 shares outstanding, $.001 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2010
Investment Income	Tax Free Money Fund Investment
Income: Interest	$667,799
Expenses: Management fee	234,950
Administration fee	156,634
Services to shareholders	354,335
Custodian fee	11,994
Service fee	374,411
Professional fees	52,009
Trustees' fees and expenses	6,185
Report to shareholders	27,604
Registration fees	39,081
Other	10,088
Total expenses before expense reductions	1,267,291
Expense reductions	(613,829)
Total expenses after expense reductions	653,462
Net investment income	14,337
Net realized gain (loss) from investments	562
Net increase (decrease) in net assets resulting from operations	$14,899

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Years Ended December 31,
	2010	2009
Operations: Net investment income	$14,337	$224,811
Net realized gain (loss) from investments	562	3,074
Net increase (decrease) in net assets resulting from operations	14,899	227,885
Distributions to shareholders from: Net investment income Premier Shares	(43,873)	(224,801)
Institutional Shares	(10)	(11)
Total distributions	(43,883)	(224,812)
Fund share transactions: Premier Shares Proceeds from shares sold	581,134,362	466,041,591
Reinvestment of distributions	2,074	50,097
Cost of shares redeemed	(589,840,042)	(428,555,282)
Net increase (decrease) in net assets from Premier Shares transactions	(8,703,606)	37,536,406
Institutional Shares Reinvestment of distributions	10	11
Net increase (decrease) in net assets from Institutional Shares transactions	10	11
Net increase (decrease) in net assets from Institutional Shares transactions	10	11
Increase (decrease) in net assets	(8,732,580)	37,539,490
Net assets at beginning of period	173,208,516	135,669,026
Net assets at end of period (including undistributed net investment income of $9,948 and $38,881, respectively)	$164,475,936	$173,208,516

The accompanying notes are an integral part of the financial statements.
Statement of Changes in Net Assets — Tax Free Money Fund Investment (continued)
Other Information	Years Ended December 31,
	2010	2009
Premier Shares
Shares outstanding at beginning of period	173,163,703	135,627,297
Shares sold	581,134,362	466,041,591
Shares issued to shareholders in reinvestment of distributions	2,074	50,097
Shares redeemed	(589,840,042)	(428,555,282)
Net increase (decrease) in Fund shares from Premier Shares transactions	(8,703,606)	37,536,406
Shares outstanding at end of period	164,460,097	173,163,703
Institutional Shares
Shares outstanding at beginning of period	5,014	5,003
Shares issued to shareholders in reinvestment of distributions	10	11
Net increase (decrease) in Fund shares from Institutional Shares transactions	10	11
Shares outstanding at end of period	5,024	5,014

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax Free Money Fund Investment

Premier Shares
Years Ended December 31,	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	*	.001		.016		.029		.027
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.001		.016		.029		.027
Less distributions from: Net investment income	(.000	)*	(.001)		(.016)		(.029)		(.027)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.03		.15		1.62		2.96		2.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	164		173		136		116		110
Ratio of expenses before expense reductions (%)	.81		.82		.81		.83		.88
Ratio of expenses after expense reductions (%)	.42		.64		.76		.75		.75
Ratio of net investment income (%)	.01		.14		1.64		2.92		2.61
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005 per share.

Tax Free Money Fund Investment

Institutional Shares
Year Ended December 31,	2010		2009		2008	a
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.001		.002		.001
Net realized gain (loss)	.000	***	.000	***	.000	***
Total from investment operations	.001		.002		.001
Less distributions from: Net investment income	(.002)		(.002)		(.001)
Net asset value, end of period	$1.00		$1.00		$1.00
Total Return (%)	.18	b	.24	b	.06	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.005		.005		.005
Ratio of expenses before expense reductions (%)	.56		1.69		.93	*
Ratio of expenses after expense reductions (%)	.29		.57		.93	*
Ratio of net investment income (%)	.14		.21		.42	*
a For the period from November 11, 2008 (commencement of operations of Institutional Shares) to December 31, 2008.
b Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.0005 per share.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Advisor Funds (the "Trust'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as a Massachusetts business trust. NY Tax Free Money Fund and Tax Free Money Fund Investment (each a "Fund,'' and collectively, the "Funds'') are two of the funds the Trust offers to investors. Each Fund is an open-end, diversified management investment company.

NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt New York Money Market Fund. The financial highlights for Tax-Exempt New York Money Market Fund are provided separately and are available upon request.

Tax Free Money Fund Investment offers two classes of shares to investors: Premier Shares and Institutional Shares.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by a money market portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At December 31, 2010, NY Tax Free Money Fund had a net tax basis capital loss carryforward of approximately $1,500, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2018, the expiration date, whichever occurs first.

Each Fund has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in each Fund's financial statements. Each Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

At December 31, 2010, the Funds' components of distributable earnings (accumulated losses) on a tax basis are as follows:
	NY Tax Free Money Fund	Tax Free Money Fund Investment
Undistributed tax-exempt income*	$6,122	$11,817
Capital loss carryforwards	$(1,500)	$—

In addition, the tax character of distributions paid to shareholders by the Funds is summarized as follows:
	Years Ended December 31,
	2010	2009
NY Tax Free Money Fund: Distributions from tax-exempt income	$46,064	$473,831
Distributions from ordinary income*	$—	$1,216
Tax Free Money Fund Investment Distributions from tax-exempt income	$43,271	$221,738
Distributions from ordinary income*	$612	$3,074

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds.

Under the Investment Management Agreement with the Advisor, NY Tax Free Money Fund and Tax Free Money Fund Investment pay an annual management fee of 0.12% and 0.15%, respectively, based on their average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Tax Free Money Fund Investment — Premier Shares and Tax Free Money Fund Investment — Institutional Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% and 0.30%, respectively.

For the period from January 1, 2010 through March 21, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of NY Tax Free Money Fund Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.75% of its average daily net assets.

For the period from March 22, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of NY Tax Free Money Fund Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% of its average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of Tax Free Money Fund Investment — Premier Shares, Tax Free Money Fund Investment — Institutional Shares and NY Tax Free Money Fund.

Accordingly, for the year ended December 31, 2010, the amount charged to each Fund by the Advisor was as follows:
	Total Aggregated	Waived	Annual Effective Rate
NY Tax Free Money Fund	$107,329	$94,550	.01%
Tax Free Money Fund Investment	$234,950	$60,559	.11%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2010, the Administration fee was as follows:
	Total Aggregated	Unpaid at December 31, 2010
NY Tax Free Money Fund	$89,441	$5,664
Tax Free Money Fund Investment	$156,634	$13,055

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended December 31, 2010, the amounts charged to the Funds by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2010
NY Tax Free Money Fund: Investment Class	$141,770	$141,770	$—
NY Tax Free Money Fund: Tax Exempt New York Money Fund	$—	$—	$—
Tax Free Money Fund Investment: Premier Shares	$353,199	$178,847	$70,219
Tax Free Money Fund Investment: Institutional Shares	$12	$12	$—

Distribution and Service Fees. DWS Investments Distributors, Inc. ("DIDI") is the Funds' Distributor. The Tax-Exempt New York Money Market Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on an annual rate of 0.50% of the Tax-Exempt New York Money Market Fund's average daily net assets, which is calculated daily and payable monthly. For the year ended December 31, 2010, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Waived	Unpaid at December 31, 2010
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$101,237	$91,429	$3,363

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to NY Tax Free Money Fund Investment Class and Tax Free Money Fund Investment — Premier Shares at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the year ended December 31, 2010, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Annual Effective Rate
NY Tax Free Money Fund: Investment Class	$103,867	$103,867	.00%
Tax Free Money Fund Investment: Premier Shares	$374,411	$374,411	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended December 31, 2010, the amount charged to each Fund by DIMA included in the Statement of Operations under "reports to shareholders" is as follows:
	Total Aggregated	Unpaid at December 31, 2010
NY Tax Free Money Fund	$19,994	$7,617
Tax Free Money Fund Investment	$13,666	$4,006

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

D. Concentration of Ownership

From time to time the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholder accounts could have a material impact on the Fund.

At December 31, 2010, two shareholder accounts held approximately 45% and 25% of the outstanding shares of the NY Tax Free Money Fund and one shareholder held approximately 98% of the outstanding shares of Tax Free Money Fund Investment.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Advisor Funds and Shareholders of Tax Free Money Fund Investment and NY Tax Free Money Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NY Tax Free Money Fund and Tax Free Money Fund Investment (the ``Funds'') at December 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ``financial statements'') are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
Boston, Massachusetts February 24, 2011	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the NY Tax Free Money Fund and Tax Free Money Fund Investment for the taxable year ended December 31, 2010, 100% and 99%, respectively, are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Investment Management Agreement Approval

NY Tax Free Money Fund

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2010.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2010, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by iMoneyNet), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2009, the Fund's gross performance (Investment Class shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). Based on Lipper data provided as of December 31, 2009, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for Investment Class shares (4th quartile) and Tax-Exempt New York Money Market Fund shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds but offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax Free Money Fund Investment

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2010.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2010, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by iMoneyNet), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2009, the Fund's gross performance (Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). Based on Lipper data provided as of December 31, 2009, the Board noted that the Fund's total (net) operating expenses (excluding shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for Institutional Shares (4th quartile) and Premier Shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

October 4, 2010

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of a proposed pass-through to the funds of certain reporting costs associated with new regulations for money funds. My evaluation considered the following:

• My recently completed annual evaluation (please see my summary report of October 3, 2010), concluding that the prospective fees and expenses of all the DWS-sponsored money funds are reasonable.

• The fact that in my opinion the services DWS would provide under the combination of the Advisory and proposed Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• Management's analysis showing that the maximum total expense ratio impact of this change on any fund share class would be 1.3 basis points, which in my opinion is not material to my conclusions about the reasonableness of expenses.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the affected DWS-sponsored money funds are reasonable.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of December 31, 2010. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (education committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	122
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	122
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Lead Director, Becton Dickinson and Company3 (medical technology company); Lead Director, Belo Corporation3 (media company); Public Radio International; Public Radio Exchange (PRX); The PBS Foundation. Former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	122
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		122
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	122
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	122
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007); Independent Director of Barclays Bank Delaware (since September 2010). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)
		122
William McClayton (1944) Board Member since 2004+	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	122
Rebecca W. Rimel (1951) Board Member since 1995
President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Director, CardioNet, Inc.2 (2009-present) (health care). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care2 (January 2007-June 2007); Trustee, Pro Publica (charitable organization) (2007-2010)
		122
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	122
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	122
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	125

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark6 (1965) President, 2006-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

Ingo Gefeke7 (1967) Executive Vice President since 2010
Managing Director3, Deutsche Asset Management; Global Head of Distribution and Product Management, DWS Global Head of Trading and Securities Lending. Member of the Board of Directors of DWS Investment GmbH Frankfurt (since July 2009) and DWS Holding & Service GmbH Frankfurt (since January 2010); formerly, Global Chief Administrative Officer, Deutsche Asset Management (2004-2009); Global Chief Operating Officer, Global Transaction Banking, Deutsche Bank AG, New York (2001-2004); Chief Operating Officer, Global Banking Division Americas, Deutsche Bank AG, New York (1999-2001); Central Management, Global Banking Services, Deutsche Bank AG, Frankfurt (1998-1999); Relationship Management, Deutsche Bank AG, Tokyo, Japan (1997-1998)

John Millette8 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson8 (1962) Chief Legal Officer, April 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin9 (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca8 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark8 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally8 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso9 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby9 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 100 Plaza One, Jersey City, NJ 07311.

7 Effective January 11, 2011, Mr. Gefeke, Executive Vice President, resigned as an officer of the fund.

The mailing address of Mr. Gefeke is 345 Park Avenue, New York, New York 10154. Mr. Gefeke was an interested Board Member of certain DWS funds by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Gefeke received no compensation from the fund.

8 Address: One Beacon Street, Boston, MA 02108.

9 Address: 60 Wall Street, New York, New York 10005.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 703-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-investments.com (800) 621-1148

	NY Tax Free Money Fund — Investment Class	Tax Free Money Fund Investment — Premier Shares	Tax Free Money Fund Investment — Institutional Shares
Nasdaq Symbol	BNYXX	BTXXX	BTTXX
CUSIP Number	23336Y 698	23336Y 714	23336Y 557
Fund Number	844	839	359

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

NY TAX FREE MONEY
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund
Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$44,129	$0	$0	$0
2009	$43,264	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers
The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.
Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$7,500	$0	$0
2009	$2,000	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services
The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$0	$0	$0	$0
2009	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.
***

TAX FREE MONEY FUND INVESTMENT
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund
Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$37,769	$0	$0	$0
2009	$37,029	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers
The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.
Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$7,500	$0	$0
2009	$2,000	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services
The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$0	$0	$0	$0
2009	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.
***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 1, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 1, 2011